UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Inflation-Protected
Bond Fund

July 31, 2008

1.804977.104

IFB-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 93.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 154,257,550	$ 143,990,048
2% 1/15/26	40,919,250	40,023,964
2.375% 1/15/25	88,273,829	91,749,725
3.375% 4/15/32	1,220	1,504
3.625% 4/15/28	122,453,379	150,197,096
3.875% 4/15/29	106,973,692	136,550,386
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	15,369,600	15,012,944
0.875% 4/15/10	62,398,142	62,724,739
1.375% 7/15/18	30,129,900	29,292,310
1.625% 1/15/15	86,767,830	88,116,724
1.625% 1/15/18	145,858,088	145,334,185
1.875% 7/15/13	139,791,789	144,979,454
1.875% 7/15/15	50,104,350	51,615,486
2% 4/15/12	236,899,872	245,616,695
2% 1/15/14	155,637,299	161,814,005
2% 7/15/14	136,490,664	142,131,740
2% 1/15/16	104,207,690	107,683,518
2.375% 4/15/11	50,191,520	52,246,446
2.375% 1/15/17	115,017,903	122,044,820
2.375% 1/15/27	128,764,207	132,898,791
2.5% 7/15/16	83,111,000	89,110,872
2.625% 7/15/17	85,687,765	92,852,127
3% 7/15/12	67,254,933	72,566,734
3.375% 1/15/12	10,611,303	11,500,827
3.5% 1/15/11	68,439,250	73,240,877
4.25% 1/15/10	7,002,640	7,410,217
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,393,422,014)		2,410,706,234
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.1%
4.205% 11/1/34 (c)	2,290,083	2,306,005
4.705% 7/1/34 (c)	3,924,801	3,962,595
4.749% 1/1/35 (c)	2,876,218	2,903,259
4.799% 9/1/36 (b)(c)	1,553,798	1,581,669
4.844% 9/1/34 (c)	905,233	915,838
4.87% 7/1/34 (c)	5,002,430	5,060,943
4.923% 3/1/35 (c)	4,747,075	4,800,254
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.051% 9/1/34 (c)	$ 2,997,139	$ 3,030,587
6.398% 7/1/36 (c)	3,893,735	4,006,733
TOTAL FANNIE MAE		28,567,883
Freddie Mac - 0.2%
5.932% 1/1/37 (c)	4,796,486	4,907,144
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,513,441)		33,475,027
Asset-Backed Securities - 1.0%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.1613% 11/25/34 (c)	1,375,000	949,169
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 2.5213% 6/25/47 (c)	3,472,370	3,235,273
Home Equity Asset Trust Series 2003-8 Class M1, 3.5413% 4/25/34 (c)	953,660	672,828
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.5613% 7/25/36 (c)	821,093	815,320
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 3.7113% 5/25/35 (c)	569,000	28,450
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 2.7313% 9/25/35 (c)	7,921,341	7,553,743
Series 2005-EFC5 Class A2, 2.7313% 10/25/35 (c)	7,963,628	7,592,825
Residential Asset Securities Corp. Series 2005-AHL1 Class A2, 2.7313% 7/25/35 (c)	4,828,231	4,429,149
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.0613% 8/25/34 (c)	324,083	247,258
TOTAL ASSET-BACKED SECURITIES (Cost $26,856,853)		25,524,015
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.7%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3899% 11/25/33 (c)	701,335	665,248
Series 2004-D Class 2A1, 3.617% 5/25/34 (c)	235,146	219,995
Series 2005-H Class 1A1, 4.9227% 9/25/35 (c)	228,153	213,420
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3534% 2/25/37 (c)	$ 13,846	$ 13,027
Class 2A1, 4.1368% 2/25/37 (c)	4,612,191	4,249,642
Class 5A1, 4.1694% 2/25/37 (c)	2,471,713	2,276,163
Series 2007-A2 Class 2A1, 4.2388% 7/25/37 (c)	919,948	866,625
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7581% 11/25/33 (c)	6,489,914	6,119,915
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	2,496,504	2,095,593
WaMu Mortgage pass-thru certificates Series 2004-AR7 Class A6, 3.9402% 7/25/34 (c)	195,000	191,489
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5527% 11/25/34 (c)	10,705,000	9,129,888
Series 2005-AR1 Class 1A1, 4.5393% 2/25/35 (c)	16,997,084	15,943,979
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,347,958)		41,984,984
Commercial Mortgage Securities - 0.1%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.473% 12/25/33 (c) (Cost $3,068,161)	3,111,922	3,047,625
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $43,328,000)	$ 43,330,637	43,328,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,545,536,427)		2,558,065,885
NET OTHER ASSETS - 0.4%		11,420,525
NET ASSETS - 100%		$ 2,569,486,410
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 185,682	$ (118,094)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	228,965	(170,679)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.3950% 11/25/34	Dec. 2034	269,871	(211,584)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	166,315	(153,892)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	244,667	(221,275)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	150,364	(31,147)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(197,297)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 567,820	$ (50,115)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(374,550)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	50,104	(46,881)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	95,211	(63,373)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	14,745	(10,708)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(413,655)
TOTAL CREDIT DEFAULT SWAPS		$ 3,631,744	$ (2,063,250)
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	40,000,000	5,392,022
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ 7,160,283
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	3,793,951
TOTAL TOTAL RETURN SWAPS		$ 134,410,000	$ 16,346,256
		$ 138,041,744	$ 14,283,006
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,095,593 or 0.1% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,093,023.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$43,328,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 3,239,124
Banc of America Securities LLC	5,023,947
Bank of America, NA	4,862,305
Barclays Capital, Inc.	21,152,631
Greenwich Capital Markets, Inc.	793,255
ING Financial Markets LLC	4,495,110
J.P. Morgan Securities, Inc.	2,439,536
RBC Capital Markets Corp.	661,046
WestLB AG	661,046
$ 43,328,000
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,558,065,885	$ -	$ 2,558,037,435	$ 28,450
Other Financial Instruments*	$ 14,283,006	$ -	$ 15,061,315	$ (778,309)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ -	$ (452,404)
Total Realized Gain (Loss)	-	-
Total Unrealized Gain (Loss)	(6,452)	60,775
Cost of Purchases	34,902	-
Proceeds of Sales	-	-
Amortization/Accretion	-	-
Transfer in/out of Level 3	-	(386,680)
Ending Balance	$ 28,450	$ (778,309)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,545,285,475. Net unrealized appreciation aggregated $12,780,410, of which $51,270,501 related to appreciated investment securities and $38,490,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.804848.104

AIFB-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 93.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 154,257,550	$ 143,990,048
2% 1/15/26	40,919,250	40,023,964
2.375% 1/15/25	88,273,829	91,749,725
3.375% 4/15/32	1,220	1,504
3.625% 4/15/28	122,453,379	150,197,096
3.875% 4/15/29	106,973,692	136,550,386
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	15,369,600	15,012,944
0.875% 4/15/10	62,398,142	62,724,739
1.375% 7/15/18	30,129,900	29,292,310
1.625% 1/15/15	86,767,830	88,116,724
1.625% 1/15/18	145,858,088	145,334,185
1.875% 7/15/13	139,791,789	144,979,454
1.875% 7/15/15	50,104,350	51,615,486
2% 4/15/12	236,899,872	245,616,695
2% 1/15/14	155,637,299	161,814,005
2% 7/15/14	136,490,664	142,131,740
2% 1/15/16	104,207,690	107,683,518
2.375% 4/15/11	50,191,520	52,246,446
2.375% 1/15/17	115,017,903	122,044,820
2.375% 1/15/27	128,764,207	132,898,791
2.5% 7/15/16	83,111,000	89,110,872
2.625% 7/15/17	85,687,765	92,852,127
3% 7/15/12	67,254,933	72,566,734
3.375% 1/15/12	10,611,303	11,500,827
3.5% 1/15/11	68,439,250	73,240,877
4.25% 1/15/10	7,002,640	7,410,217
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,393,422,014)		2,410,706,234
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.1%
4.205% 11/1/34 (c)	2,290,083	2,306,005
4.705% 7/1/34 (c)	3,924,801	3,962,595
4.749% 1/1/35 (c)	2,876,218	2,903,259
4.799% 9/1/36 (b)(c)	1,553,798	1,581,669
4.844% 9/1/34 (c)	905,233	915,838
4.87% 7/1/34 (c)	5,002,430	5,060,943
4.923% 3/1/35 (c)	4,747,075	4,800,254
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.051% 9/1/34 (c)	$ 2,997,139	$ 3,030,587
6.398% 7/1/36 (c)	3,893,735	4,006,733
TOTAL FANNIE MAE		28,567,883
Freddie Mac - 0.2%
5.932% 1/1/37 (c)	4,796,486	4,907,144
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,513,441)		33,475,027
Asset-Backed Securities - 1.0%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.1613% 11/25/34 (c)	1,375,000	949,169
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 2.5213% 6/25/47 (c)	3,472,370	3,235,273
Home Equity Asset Trust Series 2003-8 Class M1, 3.5413% 4/25/34 (c)	953,660	672,828
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.5613% 7/25/36 (c)	821,093	815,320
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 3.7113% 5/25/35 (c)	569,000	28,450
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 2.7313% 9/25/35 (c)	7,921,341	7,553,743
Series 2005-EFC5 Class A2, 2.7313% 10/25/35 (c)	7,963,628	7,592,825
Residential Asset Securities Corp. Series 2005-AHL1 Class A2, 2.7313% 7/25/35 (c)	4,828,231	4,429,149
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.0613% 8/25/34 (c)	324,083	247,258
TOTAL ASSET-BACKED SECURITIES (Cost $26,856,853)		25,524,015
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.7%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3899% 11/25/33 (c)	701,335	665,248
Series 2004-D Class 2A1, 3.617% 5/25/34 (c)	235,146	219,995
Series 2005-H Class 1A1, 4.9227% 9/25/35 (c)	228,153	213,420
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3534% 2/25/37 (c)	$ 13,846	$ 13,027
Class 2A1, 4.1368% 2/25/37 (c)	4,612,191	4,249,642
Class 5A1, 4.1694% 2/25/37 (c)	2,471,713	2,276,163
Series 2007-A2 Class 2A1, 4.2388% 7/25/37 (c)	919,948	866,625
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7581% 11/25/33 (c)	6,489,914	6,119,915
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	2,496,504	2,095,593
WaMu Mortgage pass-thru certificates Series 2004-AR7 Class A6, 3.9402% 7/25/34 (c)	195,000	191,489
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5527% 11/25/34 (c)	10,705,000	9,129,888
Series 2005-AR1 Class 1A1, 4.5393% 2/25/35 (c)	16,997,084	15,943,979
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,347,958)		41,984,984
Commercial Mortgage Securities - 0.1%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.473% 12/25/33 (c) (Cost $3,068,161)	3,111,922	3,047,625
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $43,328,000)	$ 43,330,637	43,328,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,545,536,427)		2,558,065,885
NET OTHER ASSETS - 0.4%		11,420,525
NET ASSETS - 100%		$ 2,569,486,410
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 185,682	$ (118,094)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	228,965	(170,679)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.3950% 11/25/34	Dec. 2034	269,871	(211,584)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	166,315	(153,892)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	244,667	(221,275)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	150,364	(31,147)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(197,297)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 567,820	$ (50,115)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(374,550)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	50,104	(46,881)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	95,211	(63,373)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	14,745	(10,708)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(413,655)
TOTAL CREDIT DEFAULT SWAPS		$ 3,631,744	$ (2,063,250)
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	40,000,000	5,392,022
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ 7,160,283
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	3,793,951
TOTAL TOTAL RETURN SWAPS		$ 134,410,000	$ 16,346,256
		$ 138,041,744	$ 14,283,006
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,095,593 or 0.1% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,093,023.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$43,328,000 due 8/01/08 at 2.19%
BNP Paribas Securities Corp.	$ 3,239,124
Banc of America Securities LLC	5,023,947
Bank of America, NA	4,862,305
Barclays Capital, Inc.	21,152,631
Greenwich Capital Markets, Inc.	793,255
ING Financial Markets LLC	4,495,110
J.P. Morgan Securities, Inc.	2,439,536
RBC Capital Markets Corp.	661,046
WestLB AG	661,046
$ 43,328,000
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,558,065,885	$ -	$ 2,558,037,435	$ 28,450
Other Financial Instruments*	$ 14,283,006	$ -	$ 15,061,315	$ (778,309)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ -	$ (452,404)
Total Realized Gain (Loss)	-	-
Total Unrealized Gain (Loss)	(6,452)	60,775
Cost of Purchases	34,902	-
Proceeds of Sales	-	-
Amortization/Accretion	-	-
Transfer in/out of Level 3	-	(386,680)
Ending Balance	$ 28,450	$ (778,309)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,545,285,475. Net unrealized appreciation aggregated $12,780,410, of which $51,270,501 related to appreciated investment securities and $38,490,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008